Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Summary of Components of Income Taxes From Continuing Operations
The components of pretax income from continuing operations, generally based on the jurisdiction of the legal entity, were as follows:

	Year Ended December 31,
	2017	2016	2015
Components of pre-tax income:
Domestic	$199,685	$206,182	$262,682
Foreign	177,928	121,853	91,225
	$377,613	$328,035	$353,907

Summary of Provision for Income Tax Relating to Continuing Operations
The provision for income taxes relating to continuing operations consists of the following:

	Year Ended December 31,
	2017	2016	2015
Current portion:
Federal	$50,829	$8,357	$1,730
State and Local	2,388	1,346	(6,249)
Non U.S.	26,060	28,488	26,646
Total current	79,277	38,191	22,127
Deferred portion:
Federal	47,372	60,372	89,682
State and Local	(6,178)	(4,352)	5,715
Non U.S.	7,566	(7,566)	1,828
Total deferred	48,760	48,454	97,225
Total provision for income taxes	$128,037	$86,645	$119,352

Schedule of Reconciliation of Statutory Income Taxes and Effective Income Taxes Relating to Continuing Operation
The provision for income taxes relating to continuing operations differs from amounts computed at the statutory federal income tax rate as follows:

	Year Ended December 31,
	2017	2016	2015
Income tax provision at statutory federal income tax rate	$132,165	$114,812	$123,867
State income taxes, net of federal benefit	(1,727)	(1,964)	(1,263)
Impact of non U.S. taxing jurisdictions, net	(13,492)	11,482	13,966
Non-taxable gain on remeasurement of previously-held investment in Abacus	—	—	(27,279)
Impact of U.S. TCJA(1)	46,563	—	—
Employee stock based compensation	(4,977)	(34,789)	—
Research tax credit	(8,777)	(9,817)	(3,857)
Tax receivable agreement (TRA)(2)	(20,861)	—	—
Valuation allowance	—	8	3,010
Other, net	(857)	6,913	10,908
Total provision for income taxes	$128,037	$86,645	$119,352

(1)	This amount includes $48 million of transition tax expense, and the remainder is the net benefit on cumulative deferred taxes.

(2)	This amount includes a $20 million adjustment to the TRA, which is not taxable.

Summary of Deferred Tax Assets and Liabilities
The components of our deferred tax assets and liabilities are as follows:

	As of December 31,
	2017	2016
Deferred tax assets:
Accrued expenses	$13,716	$30,953
Employee benefits other than pension	22,829	43,197
Deferred revenue	51,151	75,727
Pension obligations	24,989	43,145
Tax loss carryforwards	156,327	312,073
Non-U.S. operations	14,565	(760)
Incentive consideration	5,381	12,586
Tax credit carryforwards	58,848	58,357
Suspended loss	14,478	23,702
Other	243	(562)
Total deferred tax assets	362,527	598,418
Deferred tax liabilities:
Depreciation and amortization	(21,317)	(42,238)
Software developed for internal use	(180,108)	(286,653)
Intangible assets	(134,484)	(173,838)
Unrealized gains and losses	(29,669)	(5,050)
Investment in partnership	(5,932)	(9,788)
Total deferred tax liabilities	(371,510)	(517,567)
Valuation allowance	(59,001)	(74,523)
Net deferred tax (liability) asset	$(67,984)	$6,328

Summary of Reconciliation of Unrecognized Tax Benefit
A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding interest and penalties, is as follows:

	Year Ended December 31,
	2017	2016	2015
Balance at beginning of year	$49,331	$68,746	$58,616
Additions for tax positions taken in the current year	5,279	538	8,252
Additions for tax positions of prior years	21,669	2,096	(786)
Additions for tax positions from acquisitions	—	—	11,343
Reductions for tax positions of prior years	—	(17,706)	(4,599)
Reductions for tax positions of expired statute of limitations	(1,891)	(3,743)	(3,456)
Settlements	—	(600)	(624)
Balance at end of year	$74,388	$49,331	$68,746

Summary of Income Tax Examinations
The following table summarizes, by major tax jurisdiction, our tax years that remain subject to examination by taxing authorities:

Tax Jurisdiction	Years Subject to Examination
United Kingdom	2013 - forward
Singapore	2013 - forward
Texas	2013 - forward
Uruguay	2013 - forward
U.S. Federal	2007 - forward